August 25, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F. Street, NE Washington, D.C. 20549

Re:	Strategic Funds, Inc.
(formerly, Dreyfus Premier New Leaders Fund, Inc.)
File No. 811-3940; 2-88816

Dear Sir/Madam:

     Transmitted for filing is the Form N-CSR for the above-referenced Registrant for the semi-annual period ended June 30, 2009.

     Please note, this N-CSR relates only to the Registrant’s series Dreyfus Active MidCap Fund (formerly, Dreyfus New Leaders Fund) and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

     Please direct any questions or comments to the attention of the undersigned at 212-922-6817.

Very truly yours,

/s/ Yaroslava Kouskovskaya
Yaroslava Kouskovskaya

Enclosures